Share-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Stock Plan Activity Since Inception [Abstract]
Increase in shares of common stock authorized for issuance under the Plan (in shares)	1,000,000
Shares of common stock authorized to be issued (in shares)	6,000,000
Shares available for grant (in shares)	2,481,651
Share-Based Compensation, Changes In Options Outstanding [Roll Forward]
Outstanding as of beginning of period (in shares)	3,795,252	4,365,397	3,390,127
Granted (in shares)	439,211	13,188	1,013,270
Forfeited and converted to SARs (in shares)	(2,447,500)
Exercised (in shares)	(45,521)	(583,333)	(38,000)
Forfeited and expired (in shares)	(26,446)	0	0
Outstanding as of end of period (in shares)	1,714,996	3,795,252	4,365,397
Exercisable as of end of period (in shares)	977,488
Weighted Average Exercise Price [Abstract]
Outstanding as of beginning of period (in dollars per share)	$ 8.74	$ 8.10	$ 4.93
Granted (in dollars per share)	$ 15.82	$ 13.43	$ 18.58
Forfeited and converted to SARs (in dollars per share)	$ 4.06
Exercised (in dollars per share)	$ 9.10	$ 4.03	$ 5.12
Forfeited and expired (in dollars per share)	$ 19.94	$ 0	$ 0.00
Outstanding as of end of period (in dollars per share)	$ 17.05	$ 8.74	$ 8.10
Exercisable as of end of period (in dollars per share)	$ 17.15
Weighted Average Remaining Contractual Term [Abstract]
Outstanding as of end of period	2 years 11 months 16 days
Exercisable as of end of period	2 years 7 months 13 days
Aggregate Intrinsic Value [Abstract]
Outstanding as of end of period	$ 6,874
Exercisable as of end of period	4,007
Share-Based Compensation Expense [Abstract]
Unearned compensation expense related to non-vested options and restricted stock units	2,089
Period in which unearned compensation expense will be recognized	1 year 1 month 10 days
Restricted Stock Units [Abstract]
Liability associated with restricted stock units	12,552	17,530
Risk-free interest rate, minimum (in hundredths)	0.64%	0.15%
Risk free interest rate (in hundredths)			0.30%
Risk-free interest rate, maximum (in hundredths)	1.64%	1.38%	0.64%
Expected dividend yield (in hundredths)		2.30%	0.00%
Expected dividend yield minimum (in hundredths)	1.41%
Expected dividend yield maximum (in hundredths)	2.21%
Expected volatility, minimum (in hundredths)	41.07%	29.89%
Expected volatility (in hundredths)			66.00%
Expected volatility, maximum (in hundredths)	47.79%	59.90%	70.00%
Expected term, minimum	3 years	0 years 9 months 29 days
Expected term			3 years
Expected term, maximum	5 years	5 years 3 months 22 days	4 years 4 months 24 days
June 30, 2015 [Member]
Stock Plan Activity Since Inception [Abstract]
Options, nonvested (in shares)	420,581
June 30, 2017 [Member]
Stock Plan Activity Since Inception [Abstract]
Options, nonvested (in shares)	316,927
Stock Options [Member]
Stock Plan Activity Since Inception [Abstract]
Contractual terms of option grants, minimum (in years)	5 years
Contractual terms of option grants, maximum (in years)	10 years
Grant date fair value of options granted (in dollars per share)	$ 5.27	$ 4.55	$ 8.97
Intrinsic value of options exercised	507	6,061	417
Share-Based Compensation Expense [Abstract]
Unearned compensation expense related to non-vested options and restricted stock units	1,696
Period in which unearned compensation expense will be recognized	2 years 6 months 14 days
Restricted Stock Units [Abstract]
Vesting period of award	3 years
Restricted Stock Grants [Member]
Stock Plan Activity Since Inception [Abstract]
Shares available for grant (in shares)	6,615
Share-Based Compensation Expense [Abstract]
Unearned compensation expense related to non-vested options and restricted stock units	1,281
Period in which unearned compensation expense will be recognized	6 years 4 months 17 days
Non-qualified Stock Option [Member]
Stock Plan Activity Since Inception [Abstract]
Shares available for grant (in shares)		439,211
Incentive Stock Option [Member]
Stock Plan Activity Since Inception [Abstract]
Vested, fair value	2,186	2,275	1,998
Restricted Stock Units (RSUs) [Member]
Stock Plan Activity Since Inception [Abstract]
Awards granted (in shares)	64,595
Share-Based Compensation Expense [Abstract]
Share-based compensation expense	7,298
Share-based compensation expense, net of tax	4,378
Restricted Stock Units [Abstract]
Vesting period of award	3 years
Awards outstanding (in shares)	663,411
Liability associated with restricted stock units	9,828
Stock Appreciation Rights (SARs) [Member]
Restricted Stock Units [Abstract]
Vesting period of award	3 years
Awards vested (in shares)	3,828,611
Awards granted (in shares)	2,447,500
Awards outstanding (in shares)	1,372,588
Selling, General and Administrative Expenses [Member]
Share-Based Compensation Expense [Abstract]
Share-based compensation expense	13,552	15,333	2,482
Share-based compensation expense, net of tax	8,131	9,200	1,338
Selling, General and Administrative Expenses [Member] | Stock Appreciation Rights (SARs) [Member]
Share-Based Compensation Expense [Abstract]
Share-based compensation expense	14,767
Accrued expenses and other current liabilities [Member] | Restricted Stock Units (RSUs) [Member]
Restricted Stock Units [Abstract]
Liability associated with restricted stock units	8,107
Other long term liabilities [Member] | Restricted Stock Units (RSUs) [Member]
Restricted Stock Units [Abstract]
Liability associated with restricted stock units	1,721
Other long term liabilities [Member] | Stock Appreciation Rights (SARs) [Member]
Restricted Stock Units [Abstract]
Liability associated with share based compensation	$ 3,094